Deferred income tax - Deferred income tax assets - net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax
Deferred income tax assets	¥ 31,372	¥ 19,774
Deferred income tax liabilities	(13,377)	(12,703)
Deferred income tax assets?net	17,995	7,071	¥ 10,283
After more than 12 months
Deferred income tax
Deferred income tax assets	31,363	19,765
Deferred income tax liabilities	(12,107)	(12,031)
Within 1 year
Deferred income tax
Deferred income tax assets	9	9
Deferred income tax liabilities	¥ (1,270)	¥ (672)